PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2065 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27.1%
2,264  iShares Core S&P Mid-
Cap ETF
$ 598,375
5.8
3,985  iShares Core S&P
Small-Cap ETF
401,608
3.9
29,153  Vanguard FTSE
Developed Markets
ETF
1,333,750
12.8
7,275  Vanguard FTSE
Emerging Markets ETF
294,856
2.8
3,153  Vanguard Long-Term
Treasury ETF
189,401
1.8
Total Exchange-Traded
Funds
(Cost $2,774,454)
2,817,990
27.1
MUTUAL FUNDS : 72.9%
Affiliated Investment Companies : 18.7%
37,476  Voya Intermediate
Bond Fund - Class R6
320,047
3.1
57,025  Voya Multi-Manager
International Equity
Fund - Class I
541,742
5.2
74,140  Voya Multi-Manager
International Factors
Fund - Class I
656,877
6.3
42,229
(1)
Voya VACS Series
EME Fund
425,245
4.1
1,943,911
18.7
Unaffiliated Investment Companies : 54.2%
113,696  TIAA-CREF S&P
500 Index Fund
- Institutional Class
5,649,555
54.2
Total Mutual Funds
(Cost $7,115,691)
7,593,466
72.9
Total Long-Term
Investments
(Cost $9,890,145)
10,411,456
100.0
Total Investments in
Securities
(Cost $9,890,145) $ 10,411,456 100.0
Assets in Excess of
Other Liabilities 4,204 0.0
Net Assets $ 10,415,660 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,817,990 $ — $ — $ 2,817,990
Mutual Funds 7,593,466 — — 7,593,466
Total Investments, at fair value $ 10,411,456 $ — $ — $ 10,411,456
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 271,404 $ 57,312 $ (4,835) $ (3,834) $ 320,047 $ 2,996 $ (86) $ —
Voya Multi-Manager International Equity
Fund - Class I 443,520 111,701 (19,886) 6,407 541,742 — 503 —
Voya Multi-Manager International Factors
Fund - Class I 532,402 136,999 (29,082) 16,558 656,877 — 1,627 —
Voya VACS Series EME Fund — 436,874 (1,725) (9,904) 425,245 — 15 —
$ 1,247,326 $ 742,886 $ (55,528) $ 9,227 $ 1,943,911 $ 2,996 $ 2,059 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 547,939
Gross Unrealized Depreciation (26,628)
Net Unrealized Appreciation $ 521,311